Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 24
Addition	16	$ (7)	$ (341)
Amortization and usage	(10)	(12)	(9)
Balance at end of year	147	24
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	24	177	35
Addition	321	36	369
Amortization and usage	(198)	(189)	(227)
Balance at end of year	$ 147	$ 24	$ 177